TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating losses carryforward	$ 25,683	$ 27,606
Share based payments	6,437	7,655
Reserves, allowances and other	14,618	9,727
Deferred tax assets before valuation allowance	46,738	44,988
Valuation allowance	(12,253)	(14,667)
Deferred tax assets	34,485	30,321
Deferred tax liabilities:
Acquired intangibles	(53,049)	(68,520)
Deferred tax liabilities, net	(18,564)	(38,199)
Current deferred tax assets	15,625	15,564
Long-term deferred tax assets	3,875	4,615
Current deferred tax liabilities	(223)	(37)
Long-term deferred tax liabilities	(37,841)	(58,341)
Exercise of employee stock options	$ 7,873	$ 9,600